UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL    April 26, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $101,356 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      243     7065 SH       SOLE                     7065
                                                               120     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     8625    98630 SH       SOLE                    96245              2385
                                                               105     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     5784    74961 SH       SOLE                    73211              1750
                                                                41      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     9538   303840 SH       SOLE                   297286              6554
                                                               173     5511 SH       OTHER                    3240              2271
Berkshire Hathaway-B           COM              084670702      231     2213 SH       SOLE                     2213
Blackrock MuniVest Fd          COM              09253r105      191    17685 SH       SOLE                    17685
                                                               204    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      222     9000 SH       SOLE                     9000
                                                                74     3000 SH       OTHER                                      3000
Caterpillar Inc                COM              149123101     2390    27477 SH       SOLE                    26952               525
                                                                17      190 SH       OTHER                     190
Cenovus Energy Inc             COM              15135u109     4637   149642 SH       SOLE                   146282              3360
                                                                 6      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     7708    64873 SH       SOLE                    63226              1647
                                                               656     5519 SH       OTHER                     775              4744
Eagle Bancorp Inc              COM              268948106      379    17298 SH       SOLE                    17078               220
                                                                12      563 SH       OTHER                                       563
Eaton Corp                     COM              g29183103      122     2000 SH       SOLE                     2000
                                                               122     2000 SH       OTHER                                      2000
Encana Corp                    COM              292505104     3741   192250 SH       SOLE                   188160              4090
                                                                 6      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      127     1410 SH       SOLE                      910               500
                                                               117     1300 SH       OTHER                     800               500
Home Depot Inc                 COM              437076102      209     2991 SH       SOLE                     2991
MDU Resources Group            COM              552690109     6728   269223 SH       SOLE                   263614              5609
                                                               112     4475 SH       OTHER                    2225              2250
Merck & Co Inc                 COM              58933Y105     4241    95951 SH       SOLE                    93903              2048
                                                                40      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3097   108268 SH       SOLE                   105953              2315
                                                                21      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      820    42231 SH       SOLE                    42031               200
                                                                37     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     3097   190954 SH       SOLE                   186739              4215
                                                                 5      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     5978    84497 SH       SOLE                    82492              2005
                                                                41      585 SH       OTHER                      85               500
PNC Financial Services         COM              693475105     7402   111306 SH       SOLE                   108791              2515
                                                                84     1270 SH       OTHER                     497               773
Philip Morris Intl Inc         COM              718172109      533     5745 SH       SOLE                     5745
                                                               324     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103    10185   170694 SH       SOLE                   166540              4154
                                                               239     4003 SH       OTHER                    1753              2250
SPDR Tr Unit                   COM              78462f103      253     1615 SH       SOLE                     1615
                                                                20      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3893   126617 SH       SOLE                   123753              2864
                                                                35     1140 SH       OTHER                     390               750
Torchmark Corp                 COM              891027104     2907    48615 SH       SOLE                    48615
Washington Real Estate         COM              939653101     5357   192408 SH       SOLE                   188266              4142
                                                               106     3805 SH       OTHER                    2255              1550